Pruco Life Insurance Company                  Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560


                                              May 7, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

         Re:  Pruco Life Variable Universal Account (File No. 811-5826)

Dear Commissioners:

     On behalf of Pruco Life Insurance Company and the Pruco Life Variable Universal Account (the "Account"), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2000 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

     We incorporate by reference the following annual reports for the underlying funds:

1.       Filer/Entity:         AIM V.I.  Value Fund
         Registration No.:     811-07452
         CIK No.:              0000896435
         Accession No.:        0000899243-01-000534
         Date of Filing:       03/09/01

2.       Filer/Entity:         American Century VP Income & Growth Fund
         Registration No.:     811-05188
         CIK No.:              0000814680
         Accession No.:        0000814680-01-00002
         Date of Filing:       02/21/01

3.       Filer/Entity:         American Century VP Value Fund
         Registration No.:     811-05188
         CIK No.:              0000814680
         Accession No.:        0000814680-01-00002
         Date of Filing:       02/21/01

4.       Filer/Entity:         Dreyfus MidCap Stock Portfolio
         Registration No.:     811-08673
         CIK No.:              00001056707
         Accession No.:        00001056707-01-000004
         Date of Filing:       02/28/01

5.       Filer/Entity:         Dreyfus Small Cap Portfolio
         Registration No.:     811-05125
         CIK No.:              0000813383
         Accession No.:        0000813383-01-000002
         Date of Filing:       02/28/01

6.       Filer/Entity:         Franklin Small Cap Fund - Class 2
         Registration No.:     811-05583
         CIK No.:              0000837274
         Accession No.:        0000837274-01-000016
         Date of Filing:       03/02/01

7.       Filer/Entity:         Goldman Sachs CORE Small Cap Equity Fund
         Registration No.:     811-08361
         CIK No.:              00001046292
         Accession No.:        0000950109-01-500531
         Date of Filing:       04/13/01

8.       Filer/Entity:         INVESCO VIF - Technology Fund
         Registration No.:     811-08038
         CIK No.:              0000912744
         Accession No.:        0000912744-01-00003
         Date of Filing:       02/27/01

9.       Filer/Entity:         INVESCO VIF - Utilities Fund
         Registration No.:     811-08038
         CIK No.:              0000912744
         Accession No.:        0000912744-01-00003
         Date of Filing:       02/27/01

10.      Filer/Entity:         Janus Aspen Series - Aggressive Growth Portfolio
         Registration No.:     811-07736
         CIK No.:              0000906185
         Accession No.:        00001012709-01-000337
         Date of Filing:       02/21/01

11.      Filer/Entity:         Janus Aspen Series - Balanced Portfolio
         Registration No.:     811-07736
         CIK No.:              0000906185
         Accession No.:        00001012709-01-000337
         Date of Filing:       02/21/01

12.      Filer/Entity:         Janus Aspen Series - Growth Portfolio
         Registration No.:     811-07736
         CIK No.:              0000906185
         Accession No.:        00001012709-01-000337
         Date of Filing:       02/21/01

13.      Filer/Entity:         Janus Aspen Series - International Growth
                                Portfolio
         Registration No.:     811-07736
         CIK No.:              0000906185
         Accession No.:        00001012709-01-000337
         Date of Filing:       02/21/01

14.      Filer/Entity:         MFS Emerging Growth Series
         Registration No.:     811-08326
         CIK No.:              0000918571
         Accession No.:        0000950156-01-000080
         Date of Filing:       02/14/01

15.      Filer/Entity:         Oppenheimer Aggressive Growth Fund/VA
         Registration No.:     811-04108
         CIK No.:              0000752737
         Accession No.:        1086144-01-500018
         Date of Filing:       03/09/01

16.      Filer/Entity:         T. Rowe Price International Stock Portfolio
         Registration No.:     811-07145
         CIK No.:              0000918292
         Accession No.:        0000918292-01-000001
         Date of Filing:       02/26/01

17.      Filer/Entity:         The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.:              0000711175
         Accession No.:        0000950130-01-500234
         Date of Filing:       03/12/01




     If you have any questions regarding this filing, please contact me at (973) 802-4708.



                                                    Sincerely,


                                                   _/s/_________________________
                                                    ---
                                                      Thomas C. Castano


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